Arrangements with Off-Balance Sheet Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Guarantees [Abstract]
Arrangements with Off-Balance Sheet Risk
Note 11 – Arrangements with
Off-Balance
Sheet Risk
We enter into arrangements with
off-balance
sheet risk in the normal course of business, primarily in the form of guarantees.
The following table provides quantitative data regarding our third-party guarantees. The maximum potential payments represent a “worst-case scenario” and do not necessarily reflect amounts that we expect to pay. The carrying amount of liabilities represents the amount included in Accrued liabilities.

	Maximum Potential Payments		Estimated Proceeds from Collateral/Recourse		Carrying Amount of Liabilities
	June 30 2024	December 31 2023	June 30 2024	December 31 2023	June 30 2024	December 31 2023
Contingent repurchase commitments	$388	$404	$388	$404
Credit guarantees	15	15			$14	$14

Contingent Repurchase Commitments
In conjunction with signing a definitive agreement for the sale of commercial aircraft, we have entered into contingent repurchase commitments with certain customers wherein we agree to repurchase the sold aircraft at a specified price, generally 10 to
15 years after delivery. Our repurchase of the aircraft is contingent upon entering into a mutually acceptable agreement for the sale of additional new aircraft in the future. The commercial aircraft repurchase price specified in contingent repurchase commitments is generally lower than the expected fair value at the specified repurchase date. Estimated proceeds from collateral/recourse in the table above represent the lower of the contracted repurchase price or the expected fair value of each aircraft at the specified repurchase date.
If a future sale agreement is reached and a customer elects to exercise its right under a contingent repurchase commitment, the contingent repurchase commitment becomes a trade-in
commitment. Our historical experience is that contingent repurchase commitments infrequently become trade-in
commitments.
Credit Guarantees
We have issued credit guarantees where we are obligated to make payments to a guaranteed party in the event that the original lessee or debtor does not make payments or perform certain specified services. Generally, these guarantees have been extended on behalf of guaranteed parties with less than investment-grade credit. Current outstanding credit guarantees expire through 2036.
Other Indemnifications
In conjunction with our sales of Electron Dynamic Devices, Inc. and Rocketdyne Propulsion and Power businesses and our BCA facilities in Wichita, Kansas and Tulsa and McAlester, Oklahoma, we agreed to indemnify, for an indefinite period, the buyers for costs relating to pre-closing
environmental conditions and certain other items. We are unable to assess the potential number of future claims that may be asserted under these indemnifications, nor the amounts thereof (if any). As a result, we cannot estimate the maximum potential amount of future payments under these indemnities. To the extent that claims have been made under these indemnities and/or are probable and reasonably estimable, liabilities associated with these indemnities are included in the environmental liability disclosure in Note 10.

Note 14 – Arrangements with
Off-Balance
Sheet Risk
We enter into arrangements with
off-balance
sheet risk in the normal course of business, primarily in the form of guarantees.
The following table provides quantitative data regarding our third party guarantees. The maximum potential payments represent a “worst-case scenario” and do not necessarily reflect amounts that we expect to pay. The carrying amount of liabilities represents the amount included in Accrued liabilities.

	Maximum Potential Payments		Estimated Proceeds from Collateral/ Recourse		Carrying Amount of Liabilities
December 31,	2023	2022	2023	2022	2023	2022
Contingent repurchase commitments	$404	$514	$404	$514
Credit guarantees	15	45			$14	$27
Contingent Repurchase Commitments
In conjunction with signing a definitive agreement for the sale of commercial aircraft, we have entered into contingent repurchase commitments with certain customers wherein we agree to repurchase the sold aircraft at a specified price, generally 10 to 15 years after delivery. Our repurchase of the aircraft is contingent upon entering into a mutually acceptable agreement for the sale of additional new aircraft in the future. The commercial aircraft repurchase price specified in contingent repurchase commitments is generally lower than the expected fair value at the specified repurchase date. Estimated proceeds from collateral/recourse in the table above represent the lower of the contracted repurchase price or the expected fair value of each aircraft at the specified repurchase date.
If a future sale agreement is reached and a customer elects to exercise its right under a contingent repurchase commitment, the contingent repurchase commitment becomes a trade-in
commitment. Our historical experience is that contingent repurchase commitments infrequently become trade-in
commitments.
Credit Guarantees
We have issued credit guarantees where we are obligated to make payments to a guaranteed party in the event that the original lessee or debtor does not make payments or perform certain specified services. Generally, these guarantees have been extended on behalf of guaranteed parties with less than investment-grade credit. Current outstanding credit guarantees expire through 2036.
Other Indemnifications
In conjunction with our sales of Electron Dynamic Devices, Inc. and Rocketdyne Propulsion and Power businesses and our BCA facilities in Wichita, Kansas and Tulsa and McAlester, Oklahoma, we agreed to indemnify, for an indefinite period, the buyers for costs relating to pre-closing
environmental conditions and certain other items. We are unable to assess the potential number of future claims that may be asserted under these indemnifications, nor the amounts thereof (if any). As a result, we cannot estimate the maximum potential amount of future payments under these indemnities. To the extent that claims have been made under these indemnities and/or are probable and reasonably estimable, liabilities associated with these indemnities are included in the environmental liability disclosure in Note 13.